Summary of significant accounting policies - Related parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) member	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related parties
Number of electric distribution cooperative members	38
Related Party | Georgia Transmission Corporation
Related parties
Number of electric distribution cooperative members	38
General and administrative expense | $	$ 43,965	$ 41,426	$ 40,774
Related Party | Georgia System Operations Corporation
Related parties
Number of electric distribution cooperative members	38
General and administrative expense | $	$ 32,932	$ 30,109	$ 27,416